Nature of operations (Tables)	12 Months Ended
Dec. 31, 2019
Nature of operations [Abstract]
Percentage of Equity Interest in Various Subsidiaries
At December 31, 2019 and 2018, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2019	2018
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
TMM Almacenadora, S.A.P.I. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	50%
Services & Solutions Optimus, S. de R.L. de C.V.	100%	50%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	44%	44%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%